Segment Information (Detail) - USD ($) $ in Millions		10 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenues:
Policy charges			$ 2,545		$ 2,361		$ 2,216
Premiums			633		642		786
Net investment income			2,414		2,139		1,982
Total revenues		$ 26	5,613		5,039		5,080
Income before federal income taxes and noncontrolling interests			901		904		1,228
Benefits and expenses:
Interest credited to policyholder account values			1,844		1,406		1,078
Benefits and claims			1,283		1,298		1,662
Amortization of DAC			392		433		68
Other expenses, net of deferrals			1,193		998		1,044
Total benefits and expenses			4,712		4,135		3,852
Less: net gain attributable to noncontrolling interest			(96)		(91)		(96)
Assets as of year end		181,189	181,189		155,638		144,178
Operating Segments [Member]
Revenues:
Policy charges			2,545		2,361		2,216
Premiums			633		642		786
Net investment income			2,414		2,139		1,982
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]		(318)		(299)		(56)
Other revenues			10	[2]	14	[2]	(76)	[3]
Total revenues			5,284		4,857		4,852
Benefits and expenses:
Interest credited to policyholder account values			1,376	[4]	1,245	[4]	1,078
Benefits and claims	[5]		1,422		1,277		1,434
Amortization of DAC			392		433		68
Other expenses, net of deferrals			1,193		998		1,044
Total benefits and expenses			4,383		3,953		3,624
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]		(318)		(299)		(56)
Individual Products and Solutions (IPS) [Member]
Revenues:
Income before federal income taxes and noncontrolling interests			1,295		1,181		1,164
Benefits and expenses:
Pre-tax operating earnings (loss)			1,295		1,181		1,164
Assets as of year end		134,326	134,326		113,062		104,020
Individual Products and Solutions (IPS) [Member] | Operating Segments [Member]
Revenues:
Policy charges			2,428		2,254		2,105
Premiums			596		605		751
Net investment income			1,521		1,337		1,193
Other revenues			1	[2]			(83)	[3]
Total revenues			4,546		4,196		3,966
Benefits and expenses:
Interest credited to policyholder account values			783	[4]	684	[4]	564
Benefits and claims	[5]		1,395		1,245		1,405
Amortization of DAC			332		432		128
Other expenses, net of deferrals			741		654		705
Total benefits and expenses			3,251		3,015		2,802
Retirement Plans [Member]
Revenues:
Income before federal income taxes and noncontrolling interests			195		182		199
Benefits and expenses:
Pre-tax operating earnings (loss)			195		182		199
Assets as of year end		35,520	35,520		32,239		30,524
Retirement Plans [Member] | Operating Segments [Member]
Revenues:
Policy charges			117		107		111
Net investment income			835		791		752
Total revenues			952		898		863
Benefits and expenses:
Interest credited to policyholder account values			557	[4]	531	[4]	494
Amortization of DAC			6		4		7
Other expenses, net of deferrals			194		181		163
Total benefits and expenses			757		716		664
Corporate and Other [Member]
Revenues:
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]		(318)		(299)		(56)
Income before federal income taxes and noncontrolling interests			(589)		(459)		(135)
Benefits and expenses:
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]		(318)		(299)		(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operatingitems above			(54)		6		74
Less: net gain attributable to noncontrolling interest			(96)		(91)		(96)
Pre-tax operating earnings (loss)			(121)		(75)		(57)
Assets as of year end		$ 11,343	11,343		10,337		9,634
Corporate and Other [Member] | Operating Segments [Member]
Revenues:
Premiums			37		37		35
Net investment income			58		11		37
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]		(318)		(299)		(56)
Other revenues			9	[2]	14	[2]	7	[3]
Total revenues			(214)		(237)		23
Benefits and expenses:
Interest credited to policyholder account values			36	[4]	30	[4]	20
Benefits and claims	[5]		27		32		29
Amortization of DAC			54		(3)		(67)
Other expenses, net of deferrals			258		163		176
Total benefits and expenses			375		222		158
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]		$ (318)		$ (299)		$ (56)

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
[3]	Includes operating items discussed above.
[4]	Includes operating items (net realized gains and losses related to certain product hedges).
[5]	Excludes certain non-operating changes in variable annuity liabilities.